Investment Objectives and Goals	Dec. 15, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Growth Innovators Etf (the “Growth Innovators Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek to provide capital appreciation.
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Love Our Planet & People ETF (the “Love Our Planet Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Global Technology Leaders ETF (the “Global Technology Leaders Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return consistent with capital preservation, comprised primarily of current income and secondarily of capital appreciation.
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Commercial Aerospace and Defense ETF (the “Aerospace and Defense Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of total return on its assets with an emphasis on income.